CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 15, 2025	Jul. 31, 2025
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash	372,000		372,000		1,334,000	$ 643,000	$ 3,175,000	$ 1,100,000
Revenues	$ 6,588,000	$ 16,742,000	$ 33,884,000	$ 49,697,000	66,434,000	60,824,000
Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues				$ 36,211,000	$ 48,288,000	$ 47,178,000
Concentration risk, percentage				73.00%	73.00%	78.00%
One Supplier [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%	34.00%	23.00%	30.00%	28.00%	27.00%
Purchase	$ 2,123,000	$ 5,413,000	$ 6,963,000	$ 12,931,000	$ 15,901,000	$ 12,437,000
Four Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues	$ 5,920,000	$ 14,815,000
Concentration risk, percentage	90.00%	88.00%
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues			$ 24,614,000
Concentration risk, percentage			73.00%